Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive shares - Unique Logistics International, Inc. [Member] - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares outstanding – basic	799,141,770	655,781,078	780,768,778	582,680,746	605,817,180	1,408,941,722
Series A Preferred					1,233,209,295
Series B Preferred					5,373,342,576
Series C Preferred					1,206,351,359
Series D Preferred					1,174,935,959
Weighted average common shares outstanding and assumed conversion – diluted Intangible assets, net					9,593,656,369